Lease Revenue (Details) (USD $)	11 Months Ended
Dec. 31, 2014
Minimum future rentals on non-cancelable operating leases and subleases of flight equipment
2015	$ 3,524,388,000
2016	2,979,268,000
2017	2,360,898,000
2018	1,676,674,000
2019	1,185,590,000
Thereafter	2,916,582,000
Total	14,643,400,000
Lease revenue additional disclosure
Maintenance rents and EOL compensation	$ 149,300,000
Flight equipment, including aircraft | Maximum
Flight equipment operating leases
Remaining term of operating lease	12 years